Accounts receivable and accrued revenues (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues	$ 58,553	$ 75,848